COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at March 31, 2014, the total amount of these guarantees was $176.6 million.